EXPLORATION AND EVALUATION PROPERTIES - Rollforward (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Changes in property, plant and equipment
At beginning of period			$ 242,743
At end of period	$ 170,000	$ 242,743	170,000	$ 242,743
Mineral Properties
Changes in property, plant and equipment
At beginning of period			242,743	82,743
Acquired during 2022				160,000
Impairments			(72,429)
Derecognition			(314)
At end of period	170,000	242,743	170,000	242,743
Cerro Quema
Changes in property, plant and equipment
Impairments	(72,400)	0
Cerro Quema | Mineral Properties
Changes in property, plant and equipment
At beginning of period			82,429	82,429
Impairments			(72,429)
At end of period	10,000	82,429	10,000	82,429
South Railroad and Lewis | Mineral Properties
Changes in property, plant and equipment
At beginning of period			160,000
Acquired during 2022				160,000
At end of period	$ 160,000	160,000	160,000	160,000
Monitor Gold
Changes in property, plant and equipment
Impairments			(300)
Monitor Gold | Mineral Properties
Changes in property, plant and equipment
At beginning of period			314	314
Derecognition			$ (314)
At end of period		$ 314		$ 314